Loan to third parties (Details Narrative)						12 Months Ended
	Dec. 31, 2025 SGD ($)	Sep. 30, 2025 SGD ($)	Jan. 19, 2024	Nov. 01, 2022	Aug. 11, 2022	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
Subsequent Event [Line Items]
Loan interest rate percentage			1.00%
Maturity period			36 months	5 years	5 years
Loaned amount						$ 114,000	$ 153,305
Repayment of loan						45,000	$ 60,680
Loan to third parties						1,243,684		$ 1,623,608	$ 1,530,982
[custom:AllowanceForImpairmentOfLoan-0]						937,284		1,223,608
[custom:LoanToThirdParties-0]						$ 306,400		$ 400,000	$ 1,530,982
Subsequent Event [Member]
Subsequent Event [Line Items]
Repayments of Other Debt	$ 1,000,000	$ 400,000